Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total APWC shareholders’ equity	Non-controlling interests
Balance at Dec. 31, 2008	$ 162,707	$ 138	$ 111,541	$ 15,819	$ (13,369)	$ 114,129	$ 48,578
Comprehensive income (loss)
Net income	14,228	0	0	10,089	0	10,089	4,139
Currency translation adjustment	5,660	0	0	0	3,177	3,177	2,483
Pension liability adjustments (note 18)	4	0	0	0	4	4	0
Unrealized loss on available-for-sale securities — net of income tax of $-18 and $84 for years ended December 31 2009 and 2010 respectively	1	0	0	0	1	1	0
Other comprehensive income (loss), net of tax					3,174
Comprehensive income (loss)	19,885					13,263	6,622
Balance at Dec. 31, 2009	182,592	138	111,541	25,908	(10,195)	127,392	55,200
Comprehensive income (loss)
Net income	25,387	0	0	14,140	0	14,140	11,247
Currency translation adjustment	18,091	0	0	0	12,027	12,027	6,064
Pension liability adjustments (note 18)	(472)	0	0	0	(472)	(472)	0
Increase in shareholding in a subsidiary	0	0	0	181	0	181	(181)
Unrealized loss on available-for-sale securities — net of income tax of $-18 and $84 for years ended December 31 2009 and 2010 respectively	114	0	0	0	(74)	(74)	188
Other comprehensive income (loss), net of tax					11,481
Comprehensive income (loss)	43,120					25,802	17,318
Balance at Dec. 31, 2010	225,712	138	111,541	40,229	1,286	153,194	72,518
Comprehensive income (loss)
Net income	(3,084)	0	0	(5,439)	0	(5,439)	2,355
Currency translation adjustment	(3,726)	0	0	0	(931)	(931)	(2,795)
Pension liability adjustments (note 18)	(69)	0	0	0	(69)	(69)	0
Increase in shareholding in a subsidiary	0	0	0	(245)	0	(245)	245
Unrealized loss on available-for-sale securities — net of income tax of $-18 and $84 for years ended December 31 2009 and 2010 respectively	(68)				(68)	(68)	0
Reclassification of unrealized loss of available-for-sale securities upon disposal	68				68	68	0
Dividend paid to non-controlling shareholders of subsidiaries	(3,195)	0	0	0	0	0	(3,195)
Disposal of a subsidiary	(949)	0	0	0	0	0	(949)
Other comprehensive income (loss), net of tax					(1,000)
Comprehensive income (loss)	(11,023)					(6,684)	(4,339)
Balance at Dec. 31, 2011	$ 214,689	$ 138	$ 111,541	$ 34,545	$ (965)	$ 146,510	$ 68,179